Equity (Details Narrative) - BRL (R$) R$ in Thousands		9 Months Ended
	Apr. 14, 2021	Sep. 30, 2021
Treasury shares [member] | L T I Program [Member]
IfrsStatementLineItems [Line Items]
Issue of shares	R$ 847,000	R$ 322,712